S000083386 [Member] Investment Objectives and Goals - iShares Energy Storage & Materials ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ENERGY STORAGE & MATERIALS ETF Ticker: IBATStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Energy Storage & Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies involved in energy storage solutions aiming to support the transition to a low-carbon economy, including hydrogen, fuel cells and batteries.